Inventories (Tables)	6 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Raw materials	$484,493	$524,470
Finished goods	1,108,624	1,125,824
Work in progress	135,522	100,074
Inventories	$1,728,639	$1,750,369